Off-Balance Sheet Transactions	12 Months Ended
Mar. 31, 2026
Off-Balance Sheet Transactions [Abstract]
OFF-BALANCE SHEET TRANSACTIONS

NOTE – 18 OFF-BALANCE SHEET TRANSACTIONS

The Company has not entered into any financial guarantees or other commitments to guarantee the payment obligations of any third parties. In addition, except for the Representative’s Warrants disclosed in Note 13, which were surrendered and cancelled during the year ended March 31, 2026, the Company has not entered into any derivative contracts that are indexed to our own shares and classified as shareholders’ equity, or that are not reflected in our consolidated financial statements. Furthermore, the Company does not have any retained or contingent interest in assets transferred to an unconsolidated entity that serves as credit, liquidity or market risk support to such entity. Moreover, the Company does not have any variable interest in an unconsolidated entity that provides financing, liquidity, market risk or credit support to us or engages in leasing, hedging or research and development services with us.